Exploration and Evaluation Assets	12 Months Ended
Dec. 31, 2023
Exploration For And Evaluation Of Mineral Resources [Abstract]
Exploration and Evaluation Assets	Exploration and Evaluation Assets

	Exploration and Production			Oil Sands Mining and Upgrading	Total
	North America	North Sea	Offshore Africa
Cost
At December 31, 2021	$2,057	$—	$91	$102	$2,250
Additions/Acquisitions	41	—	5	—	46
Transfers to property, plant and equipment	(71)	—	—	—	(71)
Derecognitions and other	(1)	—	—	—	(1)
Foreign exchange adjustments	—	—	2	—	2
At December 31, 2022	2,026	—	98	102	2,226
Additions/Acquisitions	45	—	3	—	48
Transfers to property, plant and equipment	(38)	—	—	(25)	(63)
Derecognitions and other	(2)	—	—	—	(2)
Foreign exchange adjustments	—	—	(1)	—	(1)
At December 31, 2023	$2,031	$—	$100	$77	$2,208